DERIVATIVE FINANCIAL INSTRUMENTS - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Notional amount of interest-rate contracts	$ 2,914.1
Notional maturities for interest-rate contracts 2012	705.6
Notional maturities for interest-rate contracts 2013	708.9
Notional maturities for interest-rate contracts 2014	1,037.2
Notional maturities for interest-rate contracts 2015	387.2
Notional maturities for interest-rate contracts 2016	39.1
Notional maturities for interest-rate contracts thereafter	36.1
Notional amount of outstanding foreign-exchange contracts	185.7
Maximum length of time over which the Company is hedging its exposure to the variability in future cash flows	6.5
Recognized gain (loss) on the ineffective portion	0.8	2.3
Accumulated net loss on derivative contracts included in accumulated other comprehensive loss	(22.0)	(17.9)	(48.4)
Accumulated net loss on derivative contracts included in accumulated other comprehensive loss expected to be reclassified to interest expense or cost of sales in the following 12 months	$ (39.7)
Foreign Exchange Contract
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Foreign-exchange contracts maturity period	Within one year